BLACKROCK MUNICIPAL 2030 TARGET TERM TRUST

AMENDMENT TO
STATEMENT OF PREFERENCES OF
REMARKETABLE VARIABLE RATE MUNI TERM PREFERRED SHARES

(“RVMTP SHARES”)
DATED JANUARY 8, 2013
(THE “STATEMENT OF PREFERENCES”)

The undersigned officers of BlackRock Municipal 2030 Target Term Trust (the “Trust”), a Delaware statutory trust, hereby certifies as follows:

1.         The Board of Trustees of the Trust (with the consent of the Holders (as defined in the Statement of Preferences) of the RVMTP Shares required under Section 6 of the Statement of Preferences) has adopted resolutions to amend the Statement of Preferences as follows:

            The Statement of Preferences of the Trust is hereby amended by inserting the following as Section 5(j) of the Statement of Preferences:

“(j)      Exemption from Delaware Control Beneficial Interest Acquisition Provisions. All RVMTP Shares Outstanding as of February 22, 2023 and the acquisition thereof by the Holder(s) or Beneficial Owner(s) thereof or any other Person(s), including any transfer and acquisition after February 22, 2023, will be exempt from Subchapter III of the Delaware Statutory Trust Act.”

2.         Except as amended hereby, the Statement of Preferences remains in full force and effect.

3.         An original copy of this amendment shall be lodged with the records of the Trust and filed in such places as the Trustees deem appropriate.

[Signature Page Follows]

IN WITNESS WHEREOF, BlackRock Municipal 2030 Target Term Trust has caused these presents to be signed as of February 22, 2023 in its name and on its behalf by its Vice President and attested by its Secretary.  Said officers of the Trust have executed this amendment as officers and not individually, and the obligations and rights set forth in this amendment are not binding upon any such officers, or the trustees or shareholders of the Trust, individually, but are binding only upon the assets and property of the Trust.

BLACKROCK MUNICIPAL 2030 TARGET TERM TRUST

By: /s/ Jonathan Diorio
       Name:  Jonathan Diorio
       Title:    Vice President

ATTEST:

/s/ Janey Ahn
Name:   Janey Ahn
Title:     Secretary

[Signature Page – BTT Amendment to Statement of Preferences]